Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Plan provides for various investment options in a combination of investment securities. Investment securities are exposed to various risks including, but not limited to, interest rates, market conditions and credit risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits in future periods.

The Plan has invested a significant portion of its assets in the Eversource Common Shares Fund. This investment in the Eversource Common Shares Fund approximates 13 percent of the Plan’s net assets available for benefits as of both December 31, 2025 and 2024. As a result of this concentration, any significant fluctuation in the market value of the Eversource Common Shares Fund could affect individual participant accounts and the net assets of the Plan.